Segments and Geographical Information - Schedule of Revenue is Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	$ 50,569	$ 39,949	$ 44,179
RFID Division [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	13,587	12,877	13,713
Intelligent Robotics [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	1,847	1,410	1,742
Supply Chain Solutions [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	35,545	25,829	28,845
Intercompany [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	(410)	(167)	(121)
At a point of time [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	49,154	38,595	42,493
At a point of time [Member] | RFID Division [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	12,172	11,523	12,027
At a point of time [Member] | Intelligent Robotics [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	1,847	1,410	1,742
At a point of time [Member] | Supply Chain Solutions [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	35,545	25,829	28,845
At a point of time [Member] | Intercompany [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	(410)	(167)	(121)
Over a period of time [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	1,415	1,354	1,686
Over a period of time [Member] | RFID Division [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition	1,415	1,354	1,686
Over a period of time [Member] | Intelligent Robotics [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition
Over a period of time [Member] | Supply Chain Solutions [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition
Over a period of time [Member] | Intercompany [Member]
Schedule of Revenue is Disaggregated by Timing of Revenue Recognition [Line Items]
Revenue recognition